Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Tables [Abstract]
Rollforward of restricted stock unit and market-based performance share unit activity [Table Text Block]
		Weighted Average
	RSUs and PSUs	Grant Date Fair Value
Non-vested at December 31, 2012	13,300,969	$19.89
Granted	4,150,247	40.70
Vested	(7,355,952)	16.32
Forfeited	(576,040)	28.54
Non-vested at December 31, 2013	9,519,224	$31.20

Weighted average assumptions for Black-Scholes option pricing model [Table Text Block]
	2013	2012	2011
Expected dividend yield	1.49%	1.92%	2.00%
Expected stock price volatility	34.86%	39.09%	41.17%
Risk-free interest rate	.97%	.94%	2.33%
Expected term of options (years)	5.00	5.02	5.06

Rollforward of stock option activity [Table Text Block]
		Weighted Average
	Stock Options	Exercise Price
Outstanding at December 31, 2012	34,033,101	$21.96
Granted	2,750,085	44.30
Exercised	(7,710,210)	18.66
Forfeited or expired	(1,098,349)	29.19
Outstanding at December 31, 2013	27,974,627	$24.78
Exercisable at December 31, 2013	18,139,203	$22.25

Stock option exercises information [Table Text Block]
Year Ended December 31,	2013	2012	2011
Cash received from stock option exercises	$146	$168	$72
Tax benefit of stock option exercises	$88	$67	$45
Intrinsic value of stock option exercises	$229	$174	$117

Stock options outstanding and exercisable by price [Table Text Block]
	Outstanding			Exercisable
		Remaining	Weighted		Weighted
Range of	Number of	Contractual	Average	Number	Average
Exercise Price	Options	Life (Years)	Exercise Price	of Options	Exercise Price
$5 to 9.99	2,854,741	3.18	$5.22	2,854,741	$5.22
$10 to 19.99	4,182,323	3.92	$13.80	2,662,606	$13.94
$20 to 29.99	15,104,406	3.73	$26.47	10,009,437	$26.81
$30 to 39.99	3,110,305	3.36	$32.23	2,595,311	$31.79
$40 to 49.99	2,664,447	7.18	$44.05	17,108	$43.21
$50 to 59.99	58,405	7.74	$57.37	—	$—
	27,974,627			18,139,203